COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	$ 0	$ 0
Outstanding Guarantees	59,429
Purchase Obligation	333,784
Purchase Obligation, Due in Next Twelve Months	280,895
Purchase Obligation 1-3 Years	33,056
Purchase Obligation 3-4 Years	13,222
Purchase Obligation after 5 Years	6,611
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	29,024
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	703
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 5,805